NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2025
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS

25. NON-CONTROLLING INTERESTS AND REDEEMABLE NON-CONTROLLING INTERESTS

In 2023, CSI Solar completed its IPO, raising net proceeds of approximately $927,897, of which, $644,873 was recorded in non-controlling interest, $244,629 in additional paid-in capital and $38,395 in accumulated other comprehensive loss. In 2025, CSI Solar had repurchased 45,077,200 shares for RMB 500,608,600 ($70,135) under its share repurchase program, reducing the non-controlling interests’ ownership from 36.86% to 36.21%.

The following schedule presents the effects of transfers from (to) non-controlling interests and redeemable non-controlling interests:

	Years Ended December 31,
	2023	2024	2025
Net income (loss) attributable to Canadian Solar Inc.	$274,187	$36,051	$(104,126)
Transfers from (to) non-controlling interests and redeemable non-controlling interests:
Increase in paid-in capital from transfer of equity interest in subsidiary and subsidiary’s equity offering	244,629	—	—
Increase in paid-in capital from subsidiary’s issuance of redeemable preferred shares	—	330,682	—
Increase in paid-in capital from acquisition of non-controlling interest	—	1,485	—
Decrease in paid-in capital from subsidiary’s repurchase of its common shares	—	(55,730)	(52,479)
Net transfers from (to) non-controlling interests	$244,629	$276,437	$(52,479)
Change from net income attributable to Canadian Solar Inc. and transfers from (to) non-controlling interests and redeemable non-controlling interests	$518,816	$312,488	$(156,605)

The Company recorded net loss attributable to redeemable non-controlling interests of nil, $132,475, and $122,565 for the years ended December 31, 2023, 2024, and 2025, respectively.